FINANCIAL INSTRUMENTS	6 Months Ended
Jul. 06, 2019
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
Non-Derivative Financial Instruments
The net book values and fair values of non-derivative financial instruments were as follows:

		Jul 6, 2019		Dec 31, 2018
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$315	$315	$128	$128
Accounts receivable	Amortised cost	136	136	149	149
Other assets(2)	Amortised cost	1	1	1	1
		$452	$452	$278	$278
Financial liabilities:
Accounts payable and accrued liabilities	Amortised cost	$220	$220	$293	$293
Accrued early debt extinguishment costs	Amortised cost	9	9	—	—
Accrued liability under ASPP	Amortised cost	—	—	42	42
Long-term debt(1)	Amortised cost	905	936	555	556
Other long-term debt	Amortised cost	82	82	—	—
Other liabilities(2)	Amortised cost	12	12	12	12
		$1,228	$1,259	$902	$903

(1)	Principal value of long-term debt excluding debt issue costs of $9 million (2018 – $5 million) (note 5).

(2)	Excludes lease obligations and defined benefit pension asset and obligations scoped out of IFRS 9, Financial instruments (note 6).
The carrying values of the Company's non-derivative financial instruments approximate fair value, except where disclosed below.
Derivative Financial Instruments
Canadian Dollar Monetary Hedge
At period-end, the Company had foreign currency forward contracts representing a notional amount of C $22 million (December 31, 2018 – C $143 million) in place to sell US dollars and buy Canadian dollars with maturities in July 2019. The fair value of these contracts at period-end is an unrealized loss of less than $1 million (December 31, 2018 – an unrealized loss of $3 million); the carrying value of the derivative instrument is equivalent to the unrealized loss at period-end. During the quarter, net realized losses on the Company's matured hedges were $1 million (2018 – net realized losses of $1 million). Year-to-date, net realized gains on the Company's matured hedges were less than $1 million (2018 – net realized losses of $1 million).

Euro Cash Flow Hedge
At period-end, the Company had foreign currency options representing a notional amount of €30 million (December 31, 2018 – €30 million) in place to buy Pounds Sterling and sell Euros with maturities between July to December 2019. The fair value of these contracts at period-end is an unrealized loss of less than $1 million (December 31, 2018 – unrealized gain of less than $1 million). During the quarter, net realized losses on the Company's matured hedges were less than $1 million (2018 – less than $1 million). Year-to-date, net realized losses on the Company's matured hedges were less than $1 million (2018 – less than $1 million).
Derivative instruments are measured at fair value as determined using valuation techniques under Level 2 of the fair value hierarchy. The fair values of over-the-counter derivative financial instruments are based on broker quotes or observable market rates. Those quotes are tested for reasonableness by discounting expected future cash flows using market interest and exchange rates for a similar instrument at the measurement date. Fair values reflect the credit risk of the instrument for the Company and counterparty when appropriate. Realized and unrealized gains and losses on derivative financial instruments are offset by realized and unrealized losses and gains on the underlying exposures being hedged and are recorded in earnings as they occur.